Subsequent events	3 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events
12. Subsequent events
The 2023
follow-on
offering
On July 3, 2023, Nextracker Inc. completed a
follow-on
offering to its IPO, which was completed on February 13, 2023, and issued 15,631,562 shares of Class A common stock and received net proceeds of $551.0 million. The entire net proceeds were used by Nextracker to acquire 14,025,000 Nextracker LLC common units from Yuma, and 1,606,562 Nextracker LLC common units from TPG Rise. Simultaneously, 14,025,000 and 1,606,562 shares of Class B shares were surrendered by Flex and TPG, respectively, and cancelled.
As a result of this
follow-on
offering (referred to as the
“Follow-on”),
as of the closing date on July 3, 2023:

•	The Company received net proceeds of $551.0 million (after underwriting discounts). Upon closing of the Follow-on, approximately $1.8 million of offering costs were paid by Flex.

•
Immediately following the completion of the
Follow-on,
Flex (through Yuma and Yuma Sub), owned 74,432,619 shares of Class B common stock, representing approximately 51.47% of the total outstanding shares of the Company’s outstanding common stock.

•	Additionally, TPG owned 8,140,341 shares of Class B common stock representing approximately 5.63% of the total outstanding shares of the Company’s outstanding common stock.

•	Nextracker Inc. beneficially owned 62,053,870 LLC units, representing approximately 42.91% of the total units of Nextracker LLC.
On October 25, 2023, Flex announced its plan to effect a spin-off of all of its remaining interests in Nextracker to Flex shareholders on a pro rata basis pursuant to the Agreement and Plan of Merger, dated as of February 7, 2023 (the “Merger Agreement”). The spin-off is subject to a number of conditions as set forth in the Merger Agreement, including the approval of Flex shareholders in accordance with Singapore law, and there is no assurance that any such conditions will be satisfied or waived. The spin-off is currently expected to be completed in Flex’s fourth quarter ending March 31, 2024.